Income Taxes (Details 3)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Statutory federal income tax rate	34.00%	34.00%
State (net of federal benefit)	6.00%	6.00%
Research and development tax credit	1.00%	1.00%
Permanent differences	(7.00%)	0.00%
Expiration of stock options and warrants	(31.00%)	0.00%
Change in valuation allowance	(3.00%)	(41.00%)
Effective income tax rate	0.00%	0.00%